SCHEDULE OF ATTRIBUTION OF EXPENSES BY NATURE TO THEIR FUNCTION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Commissions and other agent-related costs	$ 349,806	$ 110,587
Operating Expenses
General and Administration Expense	24,155	10,573
Salaries and Benefits	2,435	1,476
Stock Based Compensation for employees	2,164	2,412
Marketing Expenses	22,674	7,808
Research and Development Expenses	4,867	3,979
Total Cost of Sales and Operating Expenses	401,502	132,947
Selling, general and administrative expense [member]
Operating Expenses
General and Administration Expense	24,155	10,573
Salaries and Benefits	11,733	3,748
Stock Based Compensation for employees	2,778	1,333
Administrative Expenses	1,803	1,006
Professional Fees	5,893	3,425
Depreciation Expense	333	213
Other General and Administrative Expenses	1,615	848
Marketing Expenses [Member]
Operating Expenses
Salaries and Benefits	478	327
Stock Based Compensation for employees	1	135
Marketing Expenses	22,674	7,808
Stock Based Compensation for Agents	5,519	2,194
Revenue Share	14,975	4,454
Other Marketing and Advertising Cost	1,701	698
Research And Development Expenses [Member]
Operating Expenses
Salaries and Benefits	2,012	840
Stock Based Compensation for employees	212	1,545
Research and Development Expenses	4,867	3,979
Other Research and Development	$ 2,643	$ 1,594